6. Litigation Matters	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
6. Litigation Matters

note 6 – LITIGATION MATTERS

The Company is a party to a legal action subject to potential claims arising in the ordinary course of business filed by American Express in the Circuit Court of the Seventeenth Judicial Circuit in and for Broward County, Florida.

This litigation is in its early stages and Perko Worldwide Corp has filed an answer to the Complaint. Due to the nature of this litigation and its early stages, the Company is unable to determine the amount of loss, if any, it may sustain.

note 6 – LITIGATION MATTERS

The Company is a party to a legal action subject to potential claims arising in the ordinary course of business filed by American Express in the Circuit Court of the Seventeenth Judicial Circuit in and for Broward County, Florida.

This litigation is in its early stages and Perko Worldwide Corp has filed an answer to the Complaint. Due to the nature of this litigation and its early stages, the Company is unable to determine the amount of loss, if any, it may sustain.